Trade and Other Receivables (Tables)	12 Months Ended
Jan. 31, 2025
Text block [abstract]
Summary on Trade and Other Receivables
The Company’s trade and other receivables were as follows, as at:

	January 31, 2025	January 31, 2024
Trade receivables	$475.3	$538.5
Allowance for doubtful accounts	(6.5)	(5.5)
	468.8	533.0
Sales tax and other government receivables	137.3	107.2
Other	11.2	16.1
Total trade and other receivables	$617.3	$656.3